Schedule of Investments (unaudited) July 31, 2020	BlackRock Global Impact Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.4%

Argentina — 2.6%
MercadoLibre, Inc.(a)	281	$316,018

Australia — 2.3%
SEEK Ltd.	17,841	274,404

Brazil — 3.5%
Pagseguro Digital Ltd., Class A(a)	5,035	192,488
YDUQS Participacoes SA	35,525	229,771

		422,259

Canada — 4.9%
Brookfield Renewable Partners LP	6,165	265,020
TransAlta Renewables, Inc.	27,890	324,823

		589,843

China — 2.4%
New Oriental Education & Technology Group, Inc., ADR(a)	2,090	293,018

Colombia — 2.2%
Millicom International Cellular SA, SDR	8,992	270,655

Denmark — 2.9%
Atlantic Sapphire ASA(a)	5,915	75,739
Vestas Wind Systems A/S	2,121	271,880

		347,619

France — 2.1%
Nexity SA	7,470	254,404

Germany — 1.7%
LEG Immobilien AG	1,510	210,549

Indonesia — 3.0%
Bank Rakyat Indonesia Persero Tbk. PT	1,691,300	367,376

Israel — 1.4%
Teva Pharmaceutical Industries Ltd., ADR(a)	14,755	170,273

Japan — 3.6%
Eisai Co. Ltd.	2,000	161,413
Katitas Co. Ltd.	11,700	267,656

		429,069

Kenya — 3.7%
Safaricom plc	1,712,612	445,844

Netherlands — 3.0%
Koninklijke Philips NV	7,115	367,638

South Korea — 1.7%
Samsung SDI Co. Ltd., GDR(b)	2,575	210,500

Spain — 1.5%
Acciona SA	1,593	176,846

Security	Shares	Value

Switzerland — 0.9%
Landis+Gyr Group AG(a)	1,860	$113,599

United Kingdom — 2.3%
Genus plc	6,170	275,352

United States — 51.7%
Accolade, Inc.(a)	3,249	105,397
Agilent Technologies, Inc.	3,215	309,701
Avangrid, Inc.	5,580	277,828
Blackbaud, Inc.	3,190	199,502
Boston Properties, Inc.	1,240	110,472
Boston Scientific Corp.(a)	11,246	433,758
Brookfield Renewable Corp.(a)	1,786	80,003
Chegg, Inc.(a)	2,740	221,858
Danaher Corp.	1,752	357,058
eHealth, Inc.(a)	1,930	133,440
Emergent BioSolutions, Inc.(a)	1,550	172,422
Everbridge, Inc.(a)	1,174	167,647
First Solar, Inc.(a)	4,485	267,082
ICF International, Inc.	4,315	291,737
Invitae Corp.(a)	5,495	160,454
Itron, Inc.(a)	2,720	189,203
Johnson Controls International plc	3,735	143,723
Laureate Education, Inc., Class A(a)	19,160	242,949
Nuance Communications, Inc.(a)	12,757	348,904
Pluralsight, Inc., Class A(a)	11,065	234,246
Rapid7, Inc.(a)	5,505	327,933
Square, Inc., Class A(a)	1,780	231,133
Sun Communities, Inc.	2,345	351,586
Upwork, Inc.(a)	8,085	121,437
Watts Water Technologies, Inc., Class A	2,175	182,461
Xylem, Inc.	4,380	319,652
Zoetis, Inc.	1,799	272,872

		6,254,458

Total Common Stocks — 97.4% (Cost: $10,781,310)		11,789,724

Total Long-Term Investments — 97.4% (Cost: $10,781,310)		11,789,724

Short-Term Securities — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(c)*	453,467	453,467

Total Short-Term Securities — 3.7% (Cost: $453,467)		453,467

Total Investments — 101.1% (Cost: $11,234,777)		12,243,191

Liabilities in Excess of Other Assets — (1.1)%		(137,152)

Net Assets — 100.0%		$12,106,039

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Impact Fund

*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/27/20	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	453,467	—	453,467	$453,467	$70	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Impact Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	132,605	IDR	1,929,041,791	Deutsche Bank AG	08/13/20	$ 1,519

USD	131,745	BRL	706,086	Goldman Sachs International	08/13/20	(3,556)

Glossary of Terms Used in this Report

Currency

BRL	Brazilian Real

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

GDR	Global Depositary Receipts

SDR	Swedish Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$316,018	$—	$—	$316,018
Australia	—	274,404	—	274,404
Brazil	422,259	—	—	422,259
Canada	589,843	—	—	589,843
China	293,018	—	—	293,018
Colombia	—	270,655	—	270,655
Denmark	—	347,619	—	347,619

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Impact Fund

	Level 1	Level 2	Level 3	Total
France	$—	$254,404	$—	$254,404
Germany	—	210,549	—	210,549
Indonesia	—	367,376	—	367,376
Israel	170,273	—	—	170,273
Japan	—	429,069	—	429,069
Kenya	—	445,844	—	445,844
Netherlands	—	367,638	—	367,638
South Korea	—	210,500	—	210,500
Spain	—	176,846	—	176,846
Switzerland	—	113,599	—	113,599
United Kingdom	—	275,352	—	275,352
United States	6,254,458	—	—	6,254,458
Short-Term Securities	453,467	—	—	453,467

	$8,499,336	$3,743,855	$—	$12,243,191

Derivative Financial Instruments (a)
Assets:
Foreign currency exchange contracts	$—	$1,519	$—	$1,519
Liabilities:
Foreign currency exchange contracts	—	(3,556)	—	(3,556)

	$—	$(2,037)	$—	$(2,037)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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